Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 78.44%
Communication services: 15.04%
Diversified telecommunication services: 2.29%
Level 3 Financing Incorporated 144A	3.75%	7-15-2029	$200,000	$ 144,635
Lumen Technologies Incorporated 144A	4.50	1-15-2029	240,000	162,516
				307,151
Media: 11.42%
CCO Holdings LLC 144A	4.50	6-1-2033	80,000	63,489
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	165,000	122,934
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	183,250
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	136,200
DIRECTV Financing LLC 144A	5.88	8-15-2027	190,000	174,340
Gray Television Incorporated 144A	4.75	10-15-2030	205,000	151,677
Lamar Media Corporation	3.75	2-15-2028	200,000	180,750
Outfront Media Capital Corporation 144A	4.63	3-15-2030	200,000	167,409
QVC Incorporated	4.75	2-15-2027	210,000	157,640
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	193,000
				1,530,689
Wireless telecommunication services: 1.33%
Frontier Communications 144A	5.00	5-1-2028	200,000	178,000
Consumer discretionary: 15.13%
Auto components: 4.09%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	189,048
Dana Incorporated	5.63	6-15-2028	200,000	184,000
The Goodyear Tire & Rubber Company	5.25	4-30-2031	205,000	175,275
				548,323
Hotels, restaurants & leisure: 7.59%
Carnival Corporation 144A	5.75	3-1-2027	195,000	144,999
Hilton Domestic Operating Company	4.88	1-15-2030	200,000	185,080
MGM Resorts International	4.63	9-1-2026	154,000	142,074
NCL Corporation Limited 144A	3.63	12-15-2024	210,000	183,246
Royal Caribbean Cruises Limited 144A	5.50	4-1-2028	205,000	167,331
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	194,407
				1,017,137
Specialty retail: 2.72%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	181,002
Staples Incorporated 144A	7.50	4-15-2026	205,000	182,888
				363,890
Textiles, apparel & luxury goods: 0.73%
WESCO Aircraft Holdings 144A	8.50	11-15-2024	198,000	98,010
Consumer staples: 2.71%
Food & staples retailing: 1.44%
Performance Food Group Company 144A	5.50	10-15-2027	200,000	193,000
Household products: 1.27%
Energizer Holdings Incorporated 144A	4.38	3-31-2029	200,000	170,144
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 13.96%
Energy equipment & services: 1.43%
USA Compression Partners LP	6.88%	4-1-2026	$200,000	$ 191,500
Oil, gas & consumable fuels: 12.53%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	189,000
Buckeye Partners LP 144A	4.50	3-1-2028	200,000	177,500
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	192,780
EQM Midstream Partners LP	5.50	7-15-2028	200,000	185,316
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	196,654
Occidental Petroleum Corporation	7.88	9-15-2031	90,000	98,550
Range Resources Corporation	4.88	5-15-2025	200,000	193,808
SM Energy Company	6.75	9-15-2026	200,000	196,000
Sunoco LP	4.50	5-15-2029	200,000	173,177
Weatherford International Limited 144A	11.00	12-1-2024	75,000	76,909
				1,679,694
Financials: 7.51%
Capital markets: 1.32%
MSCI Incorporated 144A	4.00	11-15-2029	200,000	176,606
Consumer finance: 2.53%
Navient Corporation	5.50	3-15-2029	200,000	163,378
OneMain Finance Corporation	5.38	11-15-2029	210,000	175,392
				338,770
Diversified financial services: 2.26%
CHS Incorporation 144A	4.75	2-15-2031	210,000	153,865
Compass Group Diversified Holdings LLC 144A	5.25	4-15-2029	170,000	148,621
				302,486
Insurance: 1.40%
Acrisure LLC 144A	7.00	11-15-2025	200,000	188,040
Health care: 8.41%
Health care equipment & supplies: 1.37%
Avantor Funding Incorporated 144A	4.63	7-15-2028	200,000	184,000
Health care providers & services: 5.69%
Davita Incorporated 144A	4.63	6-1-2030	250,000	202,370
Encompass Health Corporation	4.63	4-1-2031	220,000	189,866
MPT Operating Partnership LP	5.00	10-15-2027	200,000	170,760
Tenet Healthcare Corporation 144A	4.88	1-1-2026	210,000	199,286
				762,282
Pharmaceuticals: 1.35%
Organon Finance 1 LLC 144A	4.13	4-30-2028	200,000	179,996
Industrials: 5.65%
Aerospace & defense: 1.47%
TransDigm Group Incorporated	6.38	6-15-2026	200,000	196,426
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines: 2.73%
Delta Air Lines Incorporated	3.75%	10-28-2029	$210,000	$ 179,804
United Airlines Incorporated 144A	4.38	4-15-2026	200,000	186,205
				366,009
Commercial services & supplies: 1.45%
KAR Auction Services Incorporated 144A	5.13	6-1-2025	200,000	194,444
Information technology: 1.21%
IT services: 1.21%
Block Incorporated	3.50	6-1-2031	200,000	162,302
Materials: 2.68%
Chemicals: 1.35%
Chemours Company	5.38	5-15-2027	200,000	181,000
Metals & mining: 1.33%
Novelis Corporation 144A	4.75	1-30-2030	200,000	177,820
Real estate: 3.54%
Equity REITs: 1.10%
Service Properties Trust Company	4.38	2-15-2030	210,000	147,353
Real estate management & development: 2.44%
Howard Hughes Corporation 144A	4.13	2-1-2029	200,000	164,926
Kennedy-Wilson Holdings Incorporated	4.75	3-1-2029	200,000	162,350
				327,276
Utilities: 2.60%
Gas utilities: 1.37%
Ferellgas Partners LP 144A	5.38	4-1-2026	200,000	184,000
Independent power & renewable electricity producers: 1.23%
Calpine Corporation 144A	5.00	2-1-2031	190,000	164,252
Total Corporate bonds and notes (Cost $12,067,353)				10,510,600
Yankee corporate bonds and notes: 15.81%
Communication services: 5.06%
Diversified telecommunication services: 1.05%
Altice France Holding SA 144A	6.00	2-15-2028	210,000	140,824
Media: 2.69%
Videotron Limited 144A	5.13	4-15-2027	200,000	191,200
Ziggo BV 144A	4.88	1-15-2030	200,000	170,000
				361,200
Wireless telecommunication services: 1.32%
VEON Holdings BV 144A	4.00	4-9-2025	210,000	176,400
Consumer discretionary: 2.86%
Auto components: 1.40%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	186,682
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 1.46%
MGM China Holdings Limited 144A	5.38%	5-15-2024	$200,000	$ 196,000
Financials: 2.59%
Diversified financial services: 2.59%
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	178,498
New Red Finance Incorporated 144A	4.00	10-15-2030	200,000	168,432
				346,930
Health care: 0.05%
Pharmaceuticals: 0.05%
Endo Limited 144A	6.00	6-30-2028	145,000	6,977
Industrials: 1.50%
Aerospace & defense: 1.50%
Bombardier Incorporated 144A	7.13	6-15-2026	205,000	201,410
Information technology: 1.22%
Technology hardware, storage & peripherals: 1.22%
Seagate HDD Cayman	4.13	1-15-2031	210,000	164,180
Materials: 1.21%
Chemicals: 1.21%
Cerdia Finanz GmbH 144A	10.50	2-15-2027	200,000	162,156
Utilities: 1.32%
Independent power & renewable electricity producers: 1.32%
Atlantica Sustainable Infrastructure plc 144A	4.13	6-15-2028	200,000	176,305
Total Yankee corporate bonds and notes (Cost $2,506,785)				2,119,064

		Yield	Shares
Short-term investments: 3.95%
Investment companies: 3.95%
Allspring Government Money Market Fund Select Class ♠∞		3.60	528,865	528,865
Total Short-term investments (Cost $528,865)				528,865
Total investments in securities (Cost $15,103,003)	98.20%			13,158,529
Other assets and liabilities, net	1.80			240,869
Total net assets	100.00%			$13,399,398

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Corporate Bond Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,168,782	$11,826,962	$(12,466,879)	$0	$0	$528,865	528,865	$5,438
See accompanying notes to portfolio of investments

Allspring High Yield Corporate Bond Portfolio  |  5

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$10,510,600	$0	$10,510,600
Yankee corporate bonds and notes	0	2,119,064	0	2,119,064
Short-term investments
Investment companies	528,865	0	0	528,865
Total assets	$528,865	$12,629,664	$0	$13,158,529
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

6  |  Allspring High Yield Corporate Bond Portfolio